GOODWILL GOODWILL (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [Table Text Block]
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Balance at beginning of the period	$528	$667
Foreign currency translation and other	14	(139)
Ending Balance	$542	$528